PARNASSUS INCOME FUNDS

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06673

Parnassus Income Funds

(Exact name of registrant as specified in charter)

1 Market Street, Suite 1600, San Francisco, California 94105

(Address of principal executive offices) (Zip code)

Marc C. Mahon
Parnassus Income Funds
1 Market Street, Suite 1600, San Francisco, California 94105

(Name and address of agent for service)

Registrant’s telephone number, including area code: (415) 778-0200
Date of fiscal year end: December 31
Date of reporting period: September 30, 2009

ITEM 1. SCHEDULE OF INVESTMENTS.

THE PARNASSUS EQUITY INCOME FUND

Portfolio of Investments as of September 30, 2009 (unaudited)

Shares	Equities	Percent of Net Assets	Market Value

	Chemicals
696,500	Praxair Inc.	2.7%	$56,897,085

	Consulting Services
2,300,000	Accenture PLC	4.1%	$85,721,000

	Cosmetics & Personal Care
1,875,000	Procter & Gamble Co.	5.2%	$108,600,000

	Data Processing
1,865,422	Paychex Inc.	2.6%	$54,190,509

	Financial Services
1,600,600	Glacier Bancorp Inc.		$23,912,964
1,090,000	Royal Bank of Canada		58,391,300
1,750,000	TCF Financial Corp. [3]		22,820,000
		5.1%	$105,124,264

	Food Products
1,593,350	McCormick & Co.		$54,078,299
3,273,600	Sysco Corp.		81,348,960
		6.5%	$135,427,259

	Footwear
570,700	Nike Inc.	1.8%	$36,924,290

	Healthcare Products
50,000	Alcon Inc.		$6,933,500
1,670,700	Johnson & Johnson		101,728,923
		5.2%	$108,662,423

	Home Products
954,351	WD-40 Co.	1.3%	$27,103,569

	Industrial Manufacturing
350,000	3M Co.		$25,830,000
980,000	Cooper Industries PLC		36,818,600
400,000	Danaher Corp.		26,928,000
650,000	Pentair Inc.		19,188,000
1,800,000	Teleflex Inc.		86,958,000
		9.4%	$195,722,600

	Insurance
1,000,000	AFLAC Inc.	2.1%	$42,740,000

	Internet
75,000	Google Inc. [1]	1.8%	$37,188,750

	Machinery
611,700	Deere & Company		$26,254,164
600,000	IDEX Corp.		16,770,000
		2.1%	$43,024,164

	Medical Equipment
1,500,000	Gen-Probe Inc. [1]		$62,160,000
1,500,000	Medtronic Inc.		55,200,000
		5.7%	$117,360,000

	Natural Gas
1,900,000	Energen Corp.		$81,890,000
3,152,500	MDU Resources Group Inc.		65,729,625
		7.1%	$147,619,625

	Oil & Gas
380,000	Apache Corp.		$34,895,400
1,100,000	Valero Energy Corp.		21,329,000
3,136,500	W&T Offshore Inc. [3]		36,728,415
		4.5%	$92,952,815

	Pharmaceuticals
825,000	Novartis AG (ADR)		$41,563,500
500,000	Teva Pharmaceutical Industries Ltd. (ADR)		25,280,000
		3.2%	$66,843,500

	Semiconductor Capital Equipment
3,950,000	Applied Materials Inc.	2.6%	$52,930,000

	Software
4,500,000	Microsoft Corp.		$116,505,000
2,618,000	Symantec Corp. [1]		43,118,460
700,000	VeriSign Inc. [1]		16,583,000
		8.5%	$176,206,460

	Transportation
525,000	Burlington Northern Santa Fe Corp.	2.0%	$41,910,750

	Utilities
1,330,000	AGL Resources Inc.		$46,909,100
1,600,000	Black Hills Corp.		40,272,000
675,000	Northwest Natural Gas Co.		28,120,500
215,242	Otter Tail Corp.		5,150,741
		5.8%	$120,452,341

	Waste Management
4,000,000	Waste Management Inc.	5.7%	$119,280,000

	Total investment in equities
	(cost $1,820,179,796)	95.0%	$1,972,881,404

Principal		Percent of
Amount $	Community Loans	Net Assets	Market Value

	Community Development Loans [2]
1,000,000	MicroVest I, LP Note
	5.88%, matures 10/15/2009		$998,041
500,000	MicroVest I, LP Note
	5.88%, matures 03/15/2010		486,437
1,000,000	MicroVest I, LP Note
	5.88%, matures 12/15/2010		927,670
		0.1%	$2,412,148

	Total investment in community loans
	(cost $2,412,148)	0.1%	$2,412,148

	Total investments in long-term securities
	(cost $1,822,591,944)	95.1%	$1,975,293,552

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Certificates of Deposit [2]
100,000	Community Bank of the Bay
	1.59%, matures 08/24/2010	0.0%	$96,406

	Community Development Loans [2]
100,000	Boston Community Loan Fund
	1.00%, matures 06/30/2010		$95,513
100,000	New Hampshire Community Loan Fund
	1.00%, matures 08/31/2010		94,493
200,000	Root Capital Loan Fund
	2.00%, matures 01/25/2010		196,187
100,000	Vermont Community Loan Fund
	2.00%, matures 04/15/2010		96,778
		0.0%	$482,971

	Certificate of Deposit Account Registry Service (CDARS) [2]
500,000	CDARS agreement with Community Bank of the Bay,
	dated 10/23/2008, matures 10/22/2009, 2.27%
	Participating depository institutions:
	Banco Popular North America, par 94,500;
	Capital One, NA, par 94,500;
	Central Bank of Lake of the Ozarks, par 94,500;
	Citizens Bank of West Virginia, par 27,500;
	Community Bank of the Bay, par 94,500;
	Flagstar Bank, FSB, par 94,500;
	(cost $498,848)		$498,848

500,000	CDARS agreement with Community Bank of the Bay,
	dated 12/11/2008, matures 12/10/2009, 2.03%
	Participating depository institutions:
	First Niagara Bank, par 27,500;
	ShoreBank, par 94,500;
	Standard Bank & Trust Co., par 94,500;
	Arvest Bank, par 94,500;
	TowneBank, par 94,500;
	BB&T, par 94,500;
	(cost $496,155)		496,155

500,000	CDARS agreement with Community Bank of the Bay,
	dated 01/29/2009, matures 01/28/2010, 1.64%
	Participating depository institutions:
	First Niagara Bank. par 27,500;
	First Service Bank, par 94,500;
	Happy State Bank, par 94,500;
	F&M Bank & Trust Company, par 94,500;
	The Huntington National Bank, par 94,500;
	United Bank, par 94,500;
	(cost $493,463)		493,463

500,000	CDARS agreement with Community Bank of the Bay,
	dated 02/12/2009, matures 02/11/2010, 1.64%
	Participating depository institutions:
	Bank of Blue Valley, par 94,000;
	Lorain National Bank, par 30,000;
	MB Financial Bank, par 94,000;
	Union Bank, par 94,000;
	Union Bank & Trust Company, par 94,000;
	WesBanco Bank, par 94,000;
	(cost $492,693)		492,693
		0.1%	$1,981,159

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
12,857,070	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.19%	0.6%	$12,857,070

	Time Deposits
150,039,187	BBH Cash Management Service
	Citibank, London, 0.03%, matures 10/01/2009	7.3%	$150,039,187

	Total short-term securities
	(cost $165,456,793)	8.0%	$165,456,793

	Total securities
	(cost $1,988,048,737)	103.1%	$2,140,750,345

	Payable upon return of securities loaned	-0.6%	$(12,857,070)

	Other assets and liabilities - net	-2.5%	$(52,528,818)

	Total net assets	100.0%	$2,075,364,457

(1)	These securities are non-income producing.

(2)	Market value adjustments have been applied to these securities to reflectearly withdrawal.

(3)	This security or partial position of this security was on loan at September 30, 2009.
The total value of the securities on loan at September 30, 2009 was $12,551,070.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Equity Income
Fund

Cost of long-term investments	$1,827,380,793
Unrealized appreciation	$184,467,611
Unrealized depreciation	(36,554,852)

Net unrealized appreciation	$147,912,759

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Equity Income Fund portfolio investments and other financial instruments which are carried at fair value, as of September 30 2009:

Valuation Level	Investments in Securities
Level 1	$2,122,920,591
Level 2	-
Level 3	4,972,684
Total	$2,127,893,275

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2008	$4,759,700
Discounts/premiums amortization	112,984
Net purchases (sales)	100,000
Balance as of September 30, 2009	$4,972,684

THE PARNASSUS FIXED-INCOME FUND

Portfolio of Investments as of September 30, 2009 (unaudited)

Principal Amount $	Convertible Bonds	Percent of Net Assets	Market Value

	Biotechnology
2,000,000	Millipore Corp.
	Notes, 3.75%, due 06/01/2026	1.6%	$2,080,000

	Computer Peripherals
4,000,000	Maxtor Corp.
	Notes, 6.80%, due 04/30/2010	3.2%	$4,075,000

	Healthcare Products
2,000,000	Medtronic Inc.
	Notes, 1.50%, due 04/15/2011	1.5%	$1,990,000

	Healthcare Services
4,000,000	Hologic Inc.
	Notes, 2.00%, due 12/15/2037	2.5%	$3,270,000

	Oil & Gas
3,000,000	Transocean Inc.
	Notes, 1.63%, due 12/15/2037	2.3%	$2,985,000

	Real Estate Investment Trusts
2,500,000	Prologis
	Notes, 1.88%, due 11/15/2037		$2,134,375
3,000,000	SL Green Realty [3]
	Notes, 4.00%, due 06/15/2025		2,970,000
		4.0%	$5,104,375

	Semiconductors
1,000,000	Intel Corp.
	Notes, 2.95%, due 12/15/2035	0.7%	$892,500

	Total investment in convertible bonds
	(cost $19,237,012)	15.8%	$20,396,875

Principal Amount $	Corporate Bonds	Percent of Net Assets	Market Value

	Air Transportation
2,000,000	Southwest Air 07-1 Trust
	Notes, 6.15%, due 08/01/2022	1.5%	$2,000,000

	Biotechnology
3,000,000	Genentech Inc.
	Notes, 4.75%, due 07/15/2015	2.5%	$3,236,715

	Chemicals
1,875,000	Praxair Inc.
	Notes, 4.38%, due 03/31/2014		$1,986,499
2,000,000	Praxair Inc.
	Notes, 4.50%, due 08/15/2019		2,062,618
		3.1%	$4,049,117

	Computers
2,000,000	International Business Machines Corp.
	Notes, 6.50%, due 10/15/2013	1.8%	$2,279,992

	Cosmetics & Personal Care
2,000,000	Procter & Gamble Co.
	Notes, 4.95%, due 08/15/2014		$2,196,134
500,000	Procter & Gamble Co.
	Notes, 3.50%, due 02/15/2015		512,044
		2.1%	$2,708,178

	Financial Services
2,000,000	Charles Schwab Corp.
	Notes, 8.05%, due 03/01/2010		$2,058,406
2,000,000	Charles Schwab Corp.
	Notes, 4.95%, due 06/01/2014		2,108,838
1,500,000	Goldman Sachs Inc.
	Notes, 5.75%, due 10/01/2016		1,570,971
1,000,000	Goldman Sachs Inc.
	Notes, 5.63%, due 01/15/2017		1,007,434
2,000,000	JPMorgan Chase & Co.
	Notes, 2.63%, due 12/01/2010		2,044,296
2,000,000	Wells Fargo & Co.
	Notes, 3.00%, due 12/09/2011		2,071,232
		8.4%	$10,861,177

	Insurance
2,500,000	AFLAC Inc.
	Notes, 8.50%, due 05/15/2019	2.3%	$2,980,175

	Networking Products
2,800,000	Cisco Systems Inc.
	Notes, 5.50%, due 02/22/2016	2.4%	$3,083,234

	Oil & Gas
2,000,000	Valero Energy Corp.
	Notes, 9.38%, due 03/15/2019	1.8%	$2,330,548

	Retail
400,000	Target Corp.
	Notes, 7.50%, due 08/15/2010		$422,901
1,493,000	Target Corp.
	Notes, 5.13%, due 01/15/2013		1,608,055
		1.6%	$2,030,956

	Software
2,000,000	Intuit Inc.
	Notes, 5.75%, due 03/15/2017	1.6%	$2,091,506

	Telecommunications Services
1,000,000	Verizon Communications Inc.
	Notes, 5.55%, due 02/15/2016	0.8%	$1,082,799

	Transportation
2,000,000	Burlington Northern Santa Fe Corp.
	Notes, 5.65%, due 05/01/2017		$2,151,872
2,000,000	Burlington Northern Santa Fe Corp.
	Notes, 4.70%, due 10/01/2019		2,023,816
		3.3%	$4,175,688

	Utilities
2,000,000	AGL Capital Corp.
	Notes, 5.25%, due 08/15/2019	1.6%	$2,052,730

	Waste Management
3,000,000	Waste Management Inc.
	Notes, 6.38%, due 03/11/2015		$3,319,464
2,000,000	Waste Management Inc.
	Notes, 7.13%, due 12/15/2017		2,224,408
		4.3%	$5,543,872

	Total investment in corporate bonds
	(cost $47,803,181)	39.1%	$50,506,687

Shares	Equities	Percent of Net Assets	Market Value

	Natural Gas
30,000	ONEOK Inc.	0.9%	$1,098,600

	Total investment in equities
	(cost $759,304)	0.9%	$1,098,600

Principal		Percent of
Amount $	Municipal Bonds	Net Assets	Market Value

	General Obligation
3,000,000	State of California
	5.65%, due 04/01/2039	2.4%	$3,160,680

	Total investment in municipal bonds
	(cost $2,964,690)	2.4%	$3,160,680

Principal Amount $	U.S. Government Agency Bonds	Percent of Net Assets	Market Value

2,000,000	Fannie Mae
	5.00%, due 03/02/2015		$2,197,126
3,000,000	Federal Farm Credit Bank
	5.41%, due 11/07/2016		3,161,448
3,000,000	Federal Home Loan Bank System
	2.88%, due 03/11/2011		3,090,555
1,500,000	Federal Home Loan Bank System
	5.00%, due 09/14/2012		1,637,995
2,000,000	Federal Home Loan Bank System
	5.25%, due 09/13/2013		2,228,204
1,500,000	Federal Home Loan Bank System
	5.25%, due 09/12/2014		1,687,098
2,000,000	Federal Home Loan Bank System
	5.50%, due 11/17/2016		2,129,920
1,500,000	Federal Home Loan Bank System
	5.13%, due 03/10/2017		1,644,875
3,000,000	Freddie Mac
	4.00%, due 06/12/2013		3,204,615
2,000,000	Freddie Mac
	5.05%, due 01/26/2015		2,216,050
2,000,000	Freddie Mac
	5.50%, due 08/23/2017		2,276,676
2,000,000	Freddie Mac
	3.75%, due 03/27/2019		2,000,976
2,000,000	Private Export Funding
	4.38%, due 03/15/2019		2,066,360
		22.9%	$29,541,898

	Total investment in U.S. government agency bonds
	(cost $28,407,588)	22.9%	$29,541,898

Principal Amount $	U.S. Government Treasury Bonds	Percent of Net Assets	Market Value

4,000,000	U.S. Treasury
	4.50%, due 02/28/2011		$4,218,752
1,000,000	U.S. Treasury
	1.50%, due 07/15/2012		1,005,000
2,000,000	U.S. Treasury
	3.13%, due 09/30/2013		2,095,782
2,000,000	U.S. Treasury
	2.63%, due 06/30/2014		2,035,624
4,000,000	U.S. Treasury
	3.75%, due 11/15/2018		4,139,064
2,500,000	U.S. Treasury
	3.63%, due 08/15/2019		2,566,015
2,345,180	U.S. Treasury (TIPS)
	1.88%, due 07/15/2013		2,422,864
1,028,000	U.S. Treasury (TIPS)
	1.63%, due 01/15/2018		1,038,280
2,056,000	U.S. Treasury (TIPS)
	1.75%, due 01/15/2028		1,969,905
		16.6%	$21,491,286

	Total investment in U.S. government treasury bonds
	(cost $21,233,946)	16.6%	$21,491,286

	Total investments in long-term securities
	(cost $120,405,721)	97.7%	$126,196,026

Principal Amount $	Short-Term Securities	Percent of Net Assets	Market Value

	Community Development Loans [2]
100,000	MicroVest I, LP Note
	4.00%, matures 01/15/2010	0.1%	$98,258

	Securities Purchased with Cash
	Collateral from Securities Lending

	Registered Investment Companies
1,022,500	Invesco Aim Government & Agency Portfolio
	Short-Term Investments Trust, Institutional Class
	variable rate, 0.19%	0.8%	$1,022,500

	Time Deposits
2,044,968	BBH Cash Management Service
	Citibank, London, 0.03%, matures 10/01/2009	1.6%	$2,044,968

	Total short-term securities
	(cost $3,165,726)	2.5%	$3,165,726

	Total securities
	(cost $123,571,447)	100.2%	$129,361,752

	Payable upon return of securities loaned	-0.8%	$(1,022,500)

	Other assets and liabilities - net	0.6%	865,112

	Total net assets	100.0%	$129,204,364

(2)	Market value adjustments have been applied to these securities to reflect early withdrawal.

(3)	This security or partial position of this security was on loan at September 30, 2009. The total value of the securities on loan at September 30, 2009 was $1,001,556.

Fund holdings will vary over time.

Fund shares are not FDIC insured.

The portfolio of investments as of September 30, 2009 has not been audited.  This report is provided for the general information of the fund's shareholders.  For more information regarding the fund, portfolio holdings and other significant accounting policies, please see the fund's most recent prospectus and annual report.

Income Taxes:
At September 30, 2009, the net unrealized appreciation (depreciation) based on the cost of long-term investments of securities for income tax purposes was as follows:

Fixed-Income
Fund

Cost of long term investments	$120,405,721
Unrealized appreciation	$6,163,796
Unrealized depreciation	(373,491)

Net unrealized appreciation	$5,790,305

In September 2006, Statement of Financial Accounting Standards No. 157 (SFAS 157), Fair Value Measurements, was issued and is effective for fiscal years beginning after November 15, 2007. SFAS 157 defines fair value, establishes a framework for measuring fair value and expands disclosures about fair value measurements. The Funds have adopted SFAS 157 as of January 1, 2008. SFAS 157 does not have a material impact on the financial statements, but additional disclosure is required. Various inputs are used in determining the value of the Funds’ portfolio investments. These inputs are summarized in three levels listed below:

Level 1 - Quoted market prices in active markets for identical securities on the measurement date and on an ongoing basis

Level 2 - Other observable inputs (e.g., quoted prices in active markets for similar securities, securities valuations based on commonly quoted benchmark interest rates and yield curves, and/or securities indices)

Level 3 - Significant unobservable inputs (e.g., information about assumptions, including risk, market participants would use in pricing a security)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Following is a summary of the inputs used in valuing the Parnassus Fixed-Income Fund investments and other financial instruments which are carried at fair value, as of September 30, 2009:

Valuation Level	Investments in Securities
Level 1	$3,143,568
Level 2	125,097,426
Level 3	98,258
Total	$128,339,252

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Balance as of December 31, 2008	$-
Discounts/premiums amortization	(1,742)
Net purchases (sales)	100,000
Balance as of September 30, 2009	$98,258

ITEM 2. CONTROLS AND PROCEDURES.

(a) The Registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (17 CFR 270.30a-3(c))) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940 (17 CFR 270.30a-3(d)) that occurred during the Registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3. EXHIBITS.

The certification of Principal Executive Officer and the certification of Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under Act (17 CFR 270.30a-2(a)) is attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Parnassus Income Funds

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 16, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jerome L. Dodson
Jerome L. Dodson Principal Executive Officer

Date:	November 16, 2009

By:	/s/ Marc C. Mahon

Marc C. Mahon Principal Financial Officer

Date:	November 16, 2009